COMBINED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
COMBINED FINANCIAL INFORMATION
Schedule of Balance Sheet

Balance Sheet	As at December 31, 2023

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$8,808,139	—	—	$8,808,139
Investment in Granite LP(1)	—	41	(41)	—
Other non-current assets	106,540	—	—	106,540
	8,914,679	41	(41)	8,914,679
Current assets:
Other current assets	35,564	—	—	35,564
Intercompany receivable(2)	—	18,998	(18,998)	—
Cash and cash equivalents	115,838	296	—	116,134
Total assets	$9,066,081	19,335	(19,039)	$9,066,377

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,821,849	—	—	$2,821,849
Other non-current liabilities	576,396	—	—	576,396
	3,398,245	—	—	3,398,245
Current liabilities:
Unsecured debt, net	244,133	—	—	244,133
Intercompany payable(2)	18,998	—	(18,998)	—
Other current liabilities	121,064	19,294	—	140,358
Total liabilities	3,782,440	19,294	(18,998)	3,782,736

Equity:
Stapled unitholders’ equity	5,276,910	41	—	5,276,951
Non-controlling interests	6,731	—	(41)	6,690
Total liabilities and equity	$9,066,081	19,335	(19,039)	$9,066,377
(1)    Granite REIT Holdings Limited Partnership ("Granite LP") is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2022

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$8,839,571	—	—	$8,839,571
Investment in Granite LP(1)	—	40	(40)	—
Other non-current assets	167,189	—	—	167,189
	9,006,760	40	(40)	9,006,760
Current assets:
Assets held for sale	41,182	—	—	41,182
Other current assets	97,310	21	—	97,331
Intercompany receivable(2)	—	15,594	(15,594)	—
Cash and cash equivalents	135,020	61	—	135,081
Total assets	$9,280,272	15,716	(15,634)	$9,280,354

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,583,930	—	—	$2,583,930
Other non-current liabilities	596,759	—	—	596,759
	3,180,689	—	—	3,180,689
Current liabilities:
Unsecured debt, net	399,707	—	—	399,707
Intercompany payable(2)	15,594	—	(15,594)	—
Other current liabilities	203,935	15,676	—	219,611
Total liabilities	3,799,925	15,676	(15,594)	3,800,007

Equity:
Stapled unitholders’ equity	5,475,335	40	—	5,475,375
Non-controlling interests	5,012	—	(40)	4,972
Total liabilities and equity	$9,280,272	15,716	(15,634)	$9,280,354
(1)    Granite LP is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Schedule of Income Statement

Income Statement	Year Ended December 31, 2023
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$521,250	—	—	$521,250
General and administrative expenses	41,440	—	—	41,440
Interest expense and other financing costs	78,717	—	—	78,717
Other costs and expenses, net	80,609	—	—	80,609
Share of (income) loss of Granite LP	—	(1)	1	—
Fair value losses on investment properties, net	172,676	—	—	172,676
Fair value losses on financial instruments, net	17,296	—	—	17,296
Loss on sale of investment properties	1,505	—	—	1,505
Income before income taxes	129,007	1	(1)	129,007
Income tax recovery	(9,489)	—	—	(9,489)
Net income	138,496	1	(1)	138,496
Less net income attributable to non-controlling interests	1,835	—	(1)	1,834
Net income attributable to stapled unitholders	$136,661	1	—	$136,662

Income Statement	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$455,579	—	—	$455,579
General and administrative expenses	29,465	—	—	29,465
Interest expense and other financing costs	50,967	—	—	50,967
Other costs and expenses, net	73,979	—	—	73,979
Share of (income) loss of Granite LP	—	(2)	2	—
Fair value losses on investment properties, net	219,728	—	—	219,728
Fair value gains on financial instruments, net	(11,383)	—	—	(11,383)
Loss on sale of investment properties	666	—	—	666
Income before income taxes	92,157	2	(2)	92,157
Income tax recovery	(63,665)	—	—	(63,665)
Net income	155,822	2	(2)	155,822
Less net income attributable to non-controlling interests	56	—	(2)	54
Net income attributable to stapled unitholders	$155,766	2	—	$155,768

Schedule of Statement of Cash Flows

Statement of Cash Flows	Year Ended December 31, 2023
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$138,496	1	(1)	$138,496
Items not involving operating cash flows	177,001	(1)	1	177,001
Changes in working capital balances	(4,899)	236	—	(4,663)
Other operating activities	2,347	—	—	2,347
Cash provided by operating activities	312,945	236	—	313,181
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(102,761)	—	—	(102,761)
Proceeds from disposals, net	43,773	—	—	43,773
Additions to income-producing properties	(59,825)	—	—	(59,825)
Additions to properties under development	(71,132)	—	—	(71,132)
Construction funds released from escrow	4,819	—	—	4,819
Other investing activities	56,999	—	—	56,999
Cash used in investing activities	(128,127)	—	—	(128,127)
FINANCING ACTIVITIES
Distributions paid	(203,910)	—	—	(203,910)
Other financing activities	800	—	—	800
Cash used in financing activities	(203,110)	—	—	(203,110)
Effect of exchange rate changes	(891)	—	—	(891)
Net (decrease) increase in cash and cash equivalents during the year	$(19,183)	236	—	$(18,947)

Statement of Cash Flows	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$155,822	2	(2)	$155,822
Items not involving operating cash flows	135,088	(2)	2	135,088
Changes in working capital balances	292	(394)	—	(102)
Other operating activities	(13,312)	—	—	(13,312)
Cash provided by (used in) operating activities	277,890	(394)	—	277,496
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(492,717)	—	—	(492,717)
Proceeds from disposals, net	63,943	—	—	63,943
Additions to income-producing properties	(54,933)	—	—	(54,933)
Additions to properties under development	(212,245)	—	—	(212,245)
Construction funds in escrow	(4,720)	—	—	(4,720)
Other investing activities	(65,884)	—	—	(65,884)
Cash used in investing activities	(766,556)	—	—	(766,556)
FINANCING ACTIVITIES
Distributions paid	(202,284)	—	—	(202,284)
Other financing activities	416,843	—	—	416,843
Cash provided by financing activities	214,559	—	—	214,559
Effect of exchange rate changes	7,069	—	—	7,069
Net decrease in cash and cash equivalents during the year	$(267,038)	(394)	—	$(267,432)